Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Deferred acquisition fees receivable	$ 24,604		$ 29,410	$ 31,419
Non-recourse and limited-recourse debt	354,722		356,209	255,232
Line Of Credit	248,160		233,160	141,750
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	3,299		10,679	16,775	10,424
Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			3,957	2,534	3,516
Properties Subject To Operating Leases [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			5,359	0	900
Properties Subject To Operating Leases [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			6,460	14,241	6,908
Properties Subject To Direct Financing Leases [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			(1,608)	1,140	2,616
Equity Investmemt [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			206	1,394	0
Fair Value Measurements Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	6,022	206
Fair Value Measurements Nonrecurring [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	3,597	206
Fair Value Measurements Nonrecurring [Member] | Properties Subject To Operating Leases [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	2,425
Fair Value Measurements Nonrecurring [Member] | Equity Investmemt [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	298
Fair Value Measurements Nonrecurring [Member] | Impairment of Intangible Assets [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			415,000
Fair Value Measurements Nonrecurring [Member] | Impairment of Intangible Liabilities [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			(153,000)
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	54,507	1,554	43,835	38,056	34,113
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	41,085	1,554	6,177	26,394	24,394
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Properties Subject To Operating Leases [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	13,625		4,623	0	823
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Properties Subject To Operating Leases [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	13,422		32,375	11,662	9,719
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Properties Subject To Direct Financing Leases [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			0	3,548	23,571
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Equity Investmemt [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	27,460	1,554	1,554	22,846	0
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Impairment of Intangible Assets [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			5,699,000
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Impairment of Intangible Liabilities [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			(416,000)
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Deferred acquisition fees receivable	24,604		29,410	31,419
Non-recourse and limited-recourse debt	354,722		356,209	255,232
Line Of Credit	248,160		233,160	141,750
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Deferred acquisition fees receivable	28,280		31,638	32,485
Non-recourse and limited-recourse debt	360,804		361,948	255,460
Line Of Credit	$ 248,160		$ 233,160	$ 140,600